DEPOSITS	12 Months Ended
Jun. 30, 2012
Banking and Thrift [Abstract]
Deposit Liabilities Disclosures [Text Block]

NOTE F - DEPOSITS

Deposits consist of the following major classifications at June 30:

(in thousands)	2012	2011

Non-interest bearing checking accounts	$1,704	$996
Checking accounts	7,615	6,965
Savings accounts	36,913	34,147
Money market demand deposits	4,837	4,796
Total demand, transaction and passbook deposits	51,069	46,904
Certificates of deposit:
Original maturities of:
Less than 12 months	3,940	5,019
12 months to 36 months	72,405	81,075
More than 36 months	7,138	6,942
Total certificates of deposit	83,483	93,036
Total deposits	$134,552	$139,940

At June 30, 2012 and 2011, the Banks had certificate of deposit accounts with balances equal to or in excess of $100,000 totaling approximately $28.7 million and $32.0 million, respectively.

Maturities of outstanding certificates of deposit at June 30 are summarized as follows:

(in thousands)	2012

2013	$56,068
2014	15,050
2015	9,649
2016	1,675
2017 and thereafter	1,041
$83,483